Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net operating losses and tax credits	$ 231	$ 237
Accrued liabilities	262	247
Postretirement and postemployment benefits	102	135
Employee compensation and benefits	256	194
Pensions	0	224
Other	124	138
Total deferred tax assets	975	1,175
Valuation allowances	(131)	(113)
Intangibles	(780)	(780)
Pensions	(38)	0
Property, plant and equipment	(255)	(282)
Other	(158)	(110)
Total deferred tax liabilities	1,231	1,172
Net deferred income tax liability	$ (387)	$ (110)